Borrowings (Details)	12 Months Ended
	Jun. 30, 2018 GBP (£)	Jun. 30, 2017 GBP (£)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 GBP (£)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 GBP (£)
Disclosure of detailed information about borrowings
Total borrowings				£ 495,768,000		£ 503,354,000
Non-current borrowings				486,694,000		497,630,000
Current borrowings				9,074,000		5,724,000
Minimum amount of consolidated profit or loss (EBITDA) to be maintained	£ 65,000,000
Period of time for financial maintenance covenant testing	12 months
Senior secured notes
Disclosure of detailed information about borrowings
Total borrowings				318,347,000		323,113,000
Non-current borrowings				318,347,000		323,113,000
Unamortized issue costs on borrowings				3,770,000		4,112,000
Principal amount / Notional amount | $			$ 425,000,000		$ 425,000,000
Secured term loan facility
Disclosure of detailed information about borrowings
Total borrowings				168,347,000		170,767,000
Non-current borrowings				168,347,000		170,767,000
Unamortized issue costs on borrowings				2,185,000		2,470,000
Principal amount / Notional amount | $			$ 225,000,000		$ 225,000,000
Secured bank loan
Disclosure of detailed information about borrowings
Total borrowings				3,750,000		4,169,000
Non-current borrowings						3,750,000
Accrued interest on senior secured notes
Disclosure of detailed information about borrowings
Total borrowings				5,324,000		5,305,000
Undrawn committed revolving borrowing facility
Disclosure of detailed information about borrowings
Undrawn committed revolving borrowings facility				125,000,000
Incremental borrowings				£ 25,000,000
Amount drawn down from borrowing facilities	£ 0	£ 0
Fixed interest rate | Senior secured notes
Disclosure of detailed information about borrowings
Borrowings, interest rate			3.79%	3.79%
Floating interest rate | Secured term loan facility
Disclosure of detailed information about borrowings
Borrowings, interest rate basis	US dollar LIBOR
Floating interest rate | Secured bank loan
Disclosure of detailed information about borrowings
Borrowings, interest rate basis	LIBOR
Adjustment to interest rate basis			1.00%	1.00%
Floating interest rate | Undrawn committed revolving borrowing facility
Disclosure of detailed information about borrowings
Borrowings, interest rate basis	LIBOR or EURIBOR
Minimum | Senior secured notes
Disclosure of detailed information about borrowings
Percentage aggregate principal amount debt redemption	5.00%
Minimum | Floating interest rate | Secured term loan facility
Disclosure of detailed information about borrowings
Adjustment to interest rate basis			1.25%	1.25%
Minimum | Floating interest rate | Undrawn committed revolving borrowing facility
Disclosure of detailed information about borrowings
Adjustment to interest rate basis			1.25%	1.25%
Maximum | Senior secured notes
Disclosure of detailed information about borrowings
Percentage aggregate principal amount debt redemption	100.00%
Maximum | Floating interest rate | Secured term loan facility
Disclosure of detailed information about borrowings
Adjustment to interest rate basis			1.75%	1.75%
Maximum | Floating interest rate | Undrawn committed revolving borrowing facility
Disclosure of detailed information about borrowings
Adjustment to interest rate basis			1.75%	1.75%
Not later than one month | Secured bank loan
Disclosure of detailed information about borrowings
Total borrowings				£ 106,000
Not later than thirteen months | Secured bank loan
Disclosure of detailed information about borrowings
Total borrowings						525,000
Maturity date 9 July 2018 | Secured bank loan
Disclosure of detailed information about borrowings
Total borrowings				£ 3,644,000		£ 3,644,000